Defined Benefit Plans - Summary of Sensitivity of the Overall Pension Obligation to Changes in the Weighted Principal Assumptions (Detail) $ in Thousands	Dec. 31, 2017 USD ($)
Discount rate [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Impact on overall obligation, due to 0.5 % increase in actuarial assumption	$ (2,855)
Impact on overall obligation, due to 0.5 % decrease in actuarial assumption	$ 3,157
Change in assumption, increase	0.50%
Change in assumption, decrease	0.50%
Salary escalation rate [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Impact on overall obligation, due to 0.5 % increase in actuarial assumption	$ 8
Impact on overall obligation, due to 0.5 % decrease in actuarial assumption	$ (14)
Change in assumption, increase	0.50%
Change in assumption, decrease	0.50%